Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
9. LEASES
We determine if an arrangement is a lease at inception. We have operating leases for office space, tower space, the land on which some outdoor advertising structures are erected, equipment and automobiles expiring at various dates through October 2049. Some leases have options to extend and some have options to terminate. Beginning March 1, 2019, operating leases are included in operating lease right-of-use
assets, current operating lease liabilities, and noncurrent operating lease liabilities in our consolidated balance sheets.
Operating lease assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We use the implicit rate if it is readily determinable. Our lease terms may include options to extend or terminate the lease, which we treat as exercised when it is reasonably certain and there is a significant economic incentive to exercise that option.

Operating lease expense for operating lease assets is recognized on a straight-line basis over the lease term. Variable lease payments, which represent lease payments that vary due to changes in facts or circumstances occurring after the commencement date other than the passage of time, are expensed in the period in which the obligation for these payments was incurred. Variable lease expense recognized in the year ended December 31, 2020, was not material.
We elected not to apply the recognition requirements of ASC 842, “
Leases
,” to short-term leases, which are deemed to be leases with a lease term of twelve months or less. Instead, we recognized lease payments in the consolidated and combined statements of operations on a straight-line basis over the lease term and variable payments in the period in which the obligation for these payments was incurred. We elected this policy for all classes of underlying assets. Short-term lease expense recognized in the year ended December 31, 2020, was not material.
The impact of operating leases to our consolidated and combined financial statements was as follows:

Year Ended December 31,
2020
Lease Cost
Operating lease cost	$4,986
Other Information
Operating cash flows from operating leases	5,020
Right-of-use assets obtained in exchange for new operating lease liabilities	—
Weighted average remaining lease term—operating leases (in years)	9.0
Weighted average discount rate—operating leases	9.1%
As of December 31, 2020, the annual minimum lease payments of our operating lease liabilities were as follows:

Year ending December 31,
2021	$5,293
2022	5,192
2023	4,218
2024	2,808
2025	2,802
After 2025	16,106

Total lease payments	36,419
Less imputed interest	12,670

Total recorded lease liabilities	$23,749

Our outdoor advertising business generates lessor revenue derived from operating leases accounted for under ASC 842,
“Leases.”
Minimum fixed lease consideration under
non-cancelable
operating leases for each of the next five years and thereafter, excluding variable lease consideration, as of December 31, 2020, is as follows:

Year ending December 31,
2021	$6,547
2022	41
2023	—
2024	—
2025	—
After 2025	—